Property and Equipment, Net (Details) - Schedule of property and equipment, net - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 328,784	¥ 536,801
Less: Accumulated depreciation	(179,608)	(264,089)
Impairment	(17,918)	(41,889)
Add: Foreign exchange differences	17	252
Construction in progress	50	720
Total	131,325	231,795
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	208,518	346,732
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	91,215	148,459
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	9,327	14,480
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	19,656	27,031
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 68	¥ 99